Acquisitions - Additional Information (Detail)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($) Location State Markets	Oct. 02, 2016 USD ($) Store	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($) Store	Dec. 28, 2014 USD ($)	Sep. 30, 2016 Location	Aug. 31, 2016 Location	Apr. 30, 2016 Location	Jan. 31, 2016 Location	Aug. 31, 2015 Location	May 31, 2015 Location	Oct. 31, 2014 Location	Sep. 30, 2014 Location	Jul. 31, 2014 Location	Apr. 30, 2014 Location Province	Dec. 29, 2013 USD ($)
Business Acquisition [Line Items]
Excess purchase price attributed to goodwill acquired		$ 66,100,000		$ 48,000,000	$ 11,400,000											$ 8,600,000
Number of locations | Store		450		400
Cash consideration		$ 58,500,000	$ 104,000,000
Business Acquisitions
Business Acquisition [Line Items]
Aggregate purchase price				$ 104,000,000	22,700,000
Aggregate assets acquired				99,900,000	20,000,000
Aggregate liabilities assumed				32,500,000	100,000
Excess purchase price attributed to goodwill acquired				36,600,000	$ 2,800,000
Shemin
Business Acquisition [Line Items]
Aggregate purchase price	$ 57,700,000
Aggregate assets acquired	61,400,000
Aggregate liabilities assumed	24,800,000
Excess purchase price attributed to goodwill acquired	$ 21,100,000
Number of locations | Location	30
Number of states | State	14
Number of major metropolitan markets | Markets	18
Transaction related costs	$ 2,700,000
Amount of goodwill expected to be tax deductible	0
Net sales added by acquisition				130,600,000
Net income added by acquisition				$ 2,800,000
Cash consideration	$ 57,800,000
Shemin | Finite-Lived Intangible Assets | Customer relationships
Business Acquisition [Line Items]
Discount rate (percent)	16.00%
Attrition rate (percent)	10.00%
Eljay Irrigation LTD ("Eljay")
Business Acquisition [Line Items]
Number of locations | Location															9
Number of states | Province															4
Glen Allen
Business Acquisition [Line Items]
Number of locations | Location						1
Bissett
Business Acquisition [Line Items]
Number of locations | Location							3
Blue Max Materials, Inc.
Business Acquisition [Line Items]
Number of locations | Location								5
Hydro-Scape
Business Acquisition [Line Items]
Number of locations | Location									17
Tieco
Business Acquisition [Line Items]
Number of locations | Location										6
Green Resource
Business Acquisition [Line Items]
Number of locations | Location										5
AMC Industries, Inc.
Business Acquisition [Line Items]
Number of locations | Location											9
Diamond Head Sprinkler Supply, Inc
Business Acquisition [Line Items]
Number of locations | Location														3
Stockyard Horticultural Supply, Inc
Business Acquisition [Line Items]
Number of locations | Location													1
Boston Irrigation Supply Company, Inc
Business Acquisition [Line Items]
Number of locations | Location												1